NEW COVENANT FUNDS
(the "Trust")

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND
(each, a "Fund" and, together, the "Funds")

Supplement dated February 23, 2012 to the
Prospectus dated October 28, 2011

The following information supplements the disclosure contained in the current Prospectus for the Funds.

At a Special Meeting of Shareholders (the "Meeting") of the Funds held on February 15, 2012, the Funds' shareholders of record at the close of business on December 19, 2011 (the "Shareholders") voted to (i) elect a new Board of Trustees for the Trust and (ii) approve an investment advisory agreement between the Trust and SEI Investments Management Corporation ("SIMC").

At a special telephonic meeting of the newly elected Board of Trustees of the Trust held on February 22, 2012, the Board approved certain organizational changes of the Trust, agreements with certain service providers and conducted certain other business of the Trust.

As a result of the Shareholders' election of the new Board of Trustees and approval of the Trust's investment advisory agreement with SIMC at a Special Meeting of Shareholders on February 15, 2012, and as a result of the business conducted by the newly elected Board of Trustees at the special Board meeting held on February 22, 2012, the following changes are made to the Prospectus for the Funds.

Change of Adviser

With respect to the New Covenant Growth Fund, the fourth paragraph in the sub-section titled "Principal Investment Strategies" in the section titled "Summary Section" is hereby deleted and replaced with the following:

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the New Covenant Growth Fund's assets among multiple sub-advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the sub-advisers.

With respect to the New Covenant Growth Fund, the paragraph beginning "Investment Adviser" in the sub-section titled "Management" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Investment Adviser. SEI Investments Management Corporation is the New Covenant Growth Fund's investment adviser. Baillie Gifford Overseas Ltd. ("Baillie Gifford"), Brockhouse & Cooper International, Inc. ("Brockhouse"), Sound Shore Management, Inc. ("Sound Shore"), Sustainable Growth Advisers, LP ("SGA") and TimesSquare Capital Management, LLC ("TimesSquare") serve as the New Covenant Growth Fund's sub-advisers.

With respect to the New Covenant Income Fund, the paragraph beginning "Investment Adviser" in the sub-section titled "Management" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Investment Adviser. SEI Investments Management Corporation is the New Covenant Income Fund's investment adviser. Robert W. Baird & Co. Incorporated ("Baird") and EARNEST Partners, LLC ("EARNEST") serve as the New Covenant Income Fund's sub-advisers.

With respect to the New Covenant Balanced Growth Fund, the sub-section titled "Management" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Investment Adviser. SEI Investments Management Corporation is the New Covenant Balanced Growth Fund's investment adviser.

Portfolio Manager. John J. McCue, Director of Portfolio Implementation for SIMC, oversees the New Covenant Balanced Growth Fund's allocations and rebalancings, as necessary. Mr. McCue has served in this capacity for the New Covenant Balanced Growth Fund since February 2012.

With respect to the New Covenant Balanced Income Fund, the sub-section titled "Management" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Investment Adviser. SEI Investments Management Corporation is the New Covenant Balanced Income Fund's investment adviser.

Portfolio Manager. John J. McCue, Director of Portfolio Implementation for SIMC, oversees the New Covenant Balanced Income Fund's allocations and rebalancings, as necessary. Mr. McCue has served in this capacity for the New Covenant Balanced Income Fund since February 2012.

The sub-section titled "The Adviser" in the section titled "Management of the Funds" is hereby deleted and replaced with the following:

The Adviser

SEI Investments Management Corporation ("SIMC" or the "Adivser"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Trust. The Adviser is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and provides investment advisory services to the Funds. As of December 31, 2011, SIMC had approximately $92 billion in assets under management.

SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each of the New Covenant Growth and New Covenant Income Funds' assets to one or more sub-advisers (the "Sub-Advisers") and recommends hiring or changing sub-advisers to the Board of Trustees.

Name of Current Sub-Adviser	Fund Name
Baillie Gifford Overseas Ltd.	Growth Fund

Robert W. Baird & Co. Incorporated	Income Fund

Brockhouse & Cooper International, Inc.*	Growth Fund

EARNEST Partners, LLC	Income Fund

Sound Shore Management, Inc.	Growth Fund

Sustainable Growth Advisers, LP**	Growth Fund

TimesSquare Capital Management, LLC	Growth Fund

*  Brockhouse & Cooper International, Inc. became a Sub-Adviser to the Growth Fund on December 17, 2010. Brockhouse & Cooper International, Inc. may use employees of its affiliated entities to manage assets of the Growth Fund and these individuals are deemed to be associated persons of Brockhouse & Cooper International, Inc. for regulatory purposes.

**  Sustainable Growth Advisers, LP became a Sub-Adviser to the Growth Fund on October 19, 2011.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

The advisory fees paid to SIMC by the New Covenant Growth and New Covenant Income Funds are used to pay the fees of the Sub-Advisers. SIMC is not paid an advisory fee for the New Covenant Balanced Growth and New Covenant Balanced Income Funds.

SIMC pays each Sub-Adviser a fee for their services in managing assets of the Funds. The sub-advisory fees are based on the assets of the Fund for which a Sub-Adviser is responsible for making investment decisions. SIMC is responsible for allocating the assets of the New Covenant Growth and New Covenant Income Funds among the Sub-Advisers, and for monitoring and evaluating the investment programs and performance of the Sub-Advisers. SIMC is also responsible for periodically rebalancing the investments of the New Covenant Balanced Growth and New Covenant Balanced Income Funds between the New Covenant Growth and New Covenant Income Funds. SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders and without disclosing the amounts payable by SIMC under each such sub-advisory agreement.

The SEC has granted SIMC an exemptive order that permits SIMC, subject to the approval of the Board of Trustees, to engage and terminate Sub-Advisers without shareholder approval. In the event that there is a change in any of the Sub-Advisers to the Funds, shareholders will receive information about the change and about any new Sub-Advisers selected. While shareholders are not permitted to vote on the selection of new Sub-Advisers, they retain the right to vote on any material change to the advisory contract.

A discussion regarding the basis for the Board of Trustees' approval of the advisory contracts between the Trust and SIMC and SIMC and each Sub-Adviser will be available in the Funds' annual report to shareholders for the period ended June 30, 2012.

Change to Advisory Fees

The Board has approved changes to service providers to the Funds, some of which are currently effective, and some of which will be implemented in the upcoming weeks. The following fee tables reflect the fees that have been approved and which will be in effect once all service providers have converted, which is expected to be completed in early April.

With respect to the New Covenant Growth Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.62%
Other Expenses	0.51%
Total Annual Fund Operating Expenses(1)	1.13%

(1)  The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Growth Fund.

Example. This Example is intended to help you compare the cost of investing in the New Covenant Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Growth Fund would be:

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

Portfolio Turnover. The New Covenant Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Growth Fund's performance. During the most recent fiscal year, the New Covenant Growth Fund's portfolio turnover rate was 44% of the average value of its portfolio.

With respect to the New Covenant Income Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Income Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses	0.51%
Total Annual Fund Operating Expenses(1)	0.93%

(1)  The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Income Fund.

Example. This Example is intended to help you compare the cost of investing in the New Covenant Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Income Fund would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Portfolio Turnover. The New Covenant Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Income Fund's performance. During the most recent fiscal year, the New Covenant Income Fund's portfolio turnover rate was 39% of the average value of its portfolio.

With respect to the New Covenant Balanced Growth Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Balanced Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.32%
Acquired Fund Fees and Expenses ("AFFE")(1)	0.83%
Total Annual Fund Operating Expenses(2)	1.15%

(1)  The Total Annual Fund Operating Expenses for the New Covenant Balanced Growth Fund do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the New Covenant Balanced Growth Fund and does not include AFFE. AFFE are those expenses incurred indirectly by the New Covenant Balanced Growth Fund as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the New Covenant Balanced Growth Fund, these expenses include the expenses of the underlying funds in which it invests, i.e., the New Covenant Growth Fund and the New Covenant Income Fund.

(2)  The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Balanced Growth Fund.

Example. This Example is intended to help you compare the cost of investing in the New Covenant Balanced Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Balanced Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Balanced Growth Fund would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover. The New Covenant Balanced Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Balanced Growth Fund's performance. During the most recent fiscal year, the New Covenant Balanced Growth Fund's portfolio turnover rate was 8% of the average value of its portfolio.

With respect to the New Covenant Balanced Income Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Balanced Income Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.34%
Acquired Fund Fees and Expenses ("AFFE")(1)	0.78%
Total Annual Fund Operating Expenses(2)	1.12%

(1)  The Total Annual Fund Operating Expenses for the New Covenant Balanced Income Fund do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the New Covenant Balanced Income Fund and does not include AFFE. AFFE are those expenses incurred indirectly by the New Covenant Balanced Income Fund as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the New Covenant Balanced Income Fund, these expenses include the expenses of the underlying funds in which it invests, i.e., the New Covenant Growth Fund and the New Covenant Income Fund.

(2)  The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Balanced Income Fund.

Example. This Example is intended to help you compare the cost of investing in the New Covenant Balanced Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Balanced Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Balanced Income Fund would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover. The New Covenant Balanced Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Balanced Income Fund's performance. During the most recent fiscal year, the New Covenant Balanced Income Fund's portfolio turnover rate was 8% of the average value of its portfolio.

The following section is added to the Prospectus at the end of the section titled "Management of the Funds" and immediately before the section titled "Your Investment":

Information About Fee Waivers

The Funds' actual total annual fund operating expenses are expected to be less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because SIMC and/or the Funds' administrator is voluntarily waiving a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of SIMC and/or the Funds' administrator are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). SIMC and/or the Funds' administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses are expected to be as follows:

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Growth Fund	1.13%	0.92%	0.92%
Income Fund	0.93%	0.70%	0.70%
Balanced Growth Fund	1.15%	0.97%	0.14%
Balanced Income Fund	1.12%	0.98%	0.20%

Change to Shareholder Services

The sub-section titled "Shareholder Service Agreements" in the section titled "Your Investment" is hereby deleted and replaced with the following:

The Trust has adopted a shareholder servicing plan and agreement for the Funds pursuant to which the Funds' distributor may perform, or may compensate other service providers for performing certain shareholder services. Under the terms of the shareholder servicing plan, each of the New Covenant Growth and New Covenant Income Funds is authorized to pay the distributor or an authorized service provider a shareholder servicing fee at the rate of 0.10% on an annual basis of the average daily net asset value of the shares of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NEW COVENANT FUNDS
(the "Trust")

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND
(each, a "Fund" and, together, the "Funds")

Supplement dated February 23, 2012 to the
Statement of Additional Information ("SAI") dated October 28, 2011

The following information supplements the disclosure contained in the current SAI for the Funds.

At a Special Meeting of Shareholders (the "Meeting") of the Funds held on February 15, 2012, the Funds' shareholders of record at the close of business on December 19, 2011 (the "Shareholders") voted to (i) elect a new Board of Trustees for the Trust and (ii) approve an investment advisory agreement between the Trust and SEI Investments Management Corporation ("SIMC").

At a special telephonic meeting of the newly elected Board of Trustees of the Trust held on February 22, 2012, the Board approved certain organizational changes of the Trust, agreements with certain service providers and conducted certain other business of the Trust.

As a result of the Shareholders' election of the new Board of Trustees and approval of the Trust's investment advisory agreement with SIMC at a Special Meeting of Shareholders on February 15, 2012, and as a result of the business conducted by the newly elected Board of Trustees at the special Board meeting held on February 22, 2012, the following changes are made to the SAI for the Funds.

Change of Adviser and Change to Advisory Fees

The sub-section titled "The Investment Adviser" in the section titled "Investment Advisory and Other Services" is hereby deleted and replaced with the following:

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to 25 investment companies, including 186 portfolios. SIMC had approximately $92 billion in assets as of December 31, 2011.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory Agreement. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

New Covenant Growth Fund	0.62%
New Covenant Income Fund	0.42%
New Covenant Balanced Growth Fund	0.00%
New Covenant Balanced Income Fund	0.00%

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

Change in Management

The section titled "Management of the Funds," except for the sub-section titled "Proxy Voting Policy" included therein, is hereby deleted and replaced with the following:

THE BOARD OF TRUSTEES

Members of the Board. There are nine members of the Board of Trustees, seven of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (77.8%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee for Trustee	Other Directorships Held by Trustee or Nominee for Trustee During Past 5 Years
INDEPENDENT TRUSTEES

George J. Sullivan, Jr. Age: 69	Trustee	Since February 2012	Self-employed Consultant, Newfound Consultants Inc. since April 1997.	4	Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust and SEI Alpha Strategy Portfolios, LP.

Rosemarie B. Greco Age: 65	Trustee	Since February 2012	Founding Principal, Grecoventures, LTD, since 2010. Senior Advisor, Governor of Commonwealth of Pennsylvania, 2009-2010. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008.	4	Director, Exelon Corporation. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust and SEI Alpha Strategy Portfolios, LP. Formerly, Director, Sunoco, Inc. and Trustee of Pennsylvania Real Estate Investment Trust

Nina Lesavoy Age: 54	Trustee	Since February 2012	Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008.	4	Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust and SEI Alpha Strategy Portfolios, LP.

James M. Williams Age: 64	Trustee	Since February 2012	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002.	4	Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust and SEI Alpha Strategy Portfolios, LP.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee for Trustee	Other Directorships Held by Trustee or Nominee for Trustee During Past 5 Years
Mitchell A. Johnson Age: 69	Trustee	Since February 2012	Private Investor since 1994.	4	Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust and SEI Alpha Strategy Portfolios, LP.

Hubert L. Harris, Jr. Age: 68	Trustee	Since February 2012	Retired since December 2005. Member of the Executive Committee, Georgia Tech Foundation, Inc. (nonprofit corporation).	4	Director of St. Joseph's Translational Research Institute. Past Chair and Emeritus director, Georgia Tech Foundation. Member of the Board of Councilors of the Carter Center. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust and SEI Alpha Strategy Portfolios, LP. Formerly, Director of Colonial BancGroup, Inc.

Timothy P. Clark Age: 56	Trustee	Since May 2011	Chief Operating Officer, New Covenant Trust Company (2010 to present); Chief Operating Officer, Tri-Star Trust Bank (2000 to 2010); Vice President and Senior Trust Officer, Bank of Alma (1991 to 2000); Citizens Banking Corporation (1978 to 1991)	4	None

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee for Trustee	Other Directorships Held by Trustee or Nominee for Trustee During Past 5 Years
INTERESTED TRUSTEES**

Robert A. Nesher Age: 65	Nominee for Trustee	Since February 2012	SEI employee, 1974-present; President and Chief Executive Officer of the SEI Funds Complex, December 2005-present.	4	President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, Adviser Managed Trust and SEI Tax Exempt Trust.

William M. Doran Age: 71	Nominee for Trustee	Since February 2012	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the SEI Investments Company. Secretary of SEI Investments Company since 1978.	4	Director of SEI Investments Company. Director of SEI Investments Distribution Co., SEI Investments—Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd., SEI Investments—Unit Trust Management (UK) Limited. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, Adviser Managed Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

**  Mr. Nesher and Mr. Doran are Interested Trustees of the Trust due to their relationships with SIMC and its related entities.

Individual Trustee Qualifications. There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills. In addition to the table above, the following is a brief discussion of the specific experience, qualifications, attributes and skills of each Trustee:

Mr. Clark has substantial experience in financial and investment matters through his years of service in the financial industry. Mr. Clark has served as a Trustee of the Trust since May 2011 and currently serves as Chief Operating Officer of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation. Mr. Clark helped found Tri-Star

Trust Bank and served as its Chief Operating Officer from July 2000 until October 2010. Prior to launching Tri-Star Trust Bank, Mr. Clark served as Vice President and Senior Trust Officer of Bank of Alma in Alma, Michigan from February 1991 until July 2000. Mr. Clark began his career at Citizen Banking Corporation in Flint, Michigan in 1978 and continued his career there until 1991.

Mr. Nesher has experience in his various roles with SEI Investments Company, which he joined in 1974, has knowledge of and experience in the financial services industry, and has served as trustee of the SEI Funds Complex since 1982.

Mr. Doran was a Partner in the Investment Management and Securities Industry Practice of a large law firm, has experience in and knowledge of the financial services industry, and has served as trustee of the SEI Funds Complex since 1982.

Mr. Sullivan has experience as a certified public accountant and financial consultant, experience in and knowledge of public company accounting and auditing and the financial services industry, served as an officer of a large financial services firm in its operations department, and has served as trustee of the SEI Funds Complex since 1996.

Ms. Greco has experience as a director of several large public companies and as a trustee of a real estate investment trust, served as President and Chief Executive Officer of a large commercial bank, has experience in and knowledge of the financial services industry, and has served as trustee of the SEI Funds Complex since 1999.

Ms. Lesavoy has served as a director of several private equity fundraising firms, has experience marketing and selling a wide range of investment products to institutional investors, has experience in and knowledge of the financial services industry, and has served as trustee of the SEI Funds Complex since 2003.

Mr. Williams serves as Chief Investment Officer of a non-profit foundation, has experience as the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, has experience in and knowledge of the financial services industry, and has served as trustee of the SEI Funds Complex since 2004.

Mr. Johnson served as a senior vice president, corporate finance, of a Fortune 500 Company, has experience in and knowledge of the financial services and banking industries, has served as a director of other mutual funds, and has served as trustee of the SEI Funds Complex since 2007.

Mr. Harris was Chief Executive Officer and Director of an investment management firm, has experience serving on the Board of a public company, has experience in and knowledge of the financial services and banking industries, and has served as trustee of the SEI Funds Complex since 2008.

Because the Trust does not hold regular annual shareholder meetings, each Trustee will hold office until the earlier of his or her resignation or his or her successor is duly appointed or elected and qualified.

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, each Sub-Adviser SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of financial statement risk encountered by the Funds and noting any significant deficiencies or material weaknesses that were identified in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their respective reviews of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

BOARD LEADERSHIP STRUCTURE

Mr. Nesher, an Interested Trustee of the funds within the SEI Funds Complex, will serve as Chair of the Board, as he does for the other funds within the SEI Funds Complex. In this role, the Chair presides at all meetings of the Board and acts as a liaison between the Board, management and legal counsel to the Trust.

The Independent Trustees have appointed Mr. Sullivan as Lead Independent Trustee. The Board of Trustees has considered its Board leadership structure and has determined that its leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Trustees made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (77.8%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in each of the Funds, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

Except for any duties specified herein or pursuant to the Trust's Trust Instrument and By-laws, the designation of Chair, Vice Chair or Lead Independent Trustee does not impose on such Trustees any duties, obligations or liabilities that are greater than the duties, obligations or liabilities imposed on such persons as members of the Board. The Board has designated a number of standing committees, as further discussed below, each of which has a Chair who is an Independent Trustee and which assists with the administration of the Trust's operations. The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time, in order to carry out the functions of the Board. The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

BOARD COMMITTEES

The Board has made certain changes to the committee structures of the Board to conform them to the committee structure of the SEI Funds Complex. The Board will now have a standing Audit Committee and a standing Governance Committee, each of which will be comprised only of Independent Trustees. The functions of these committees are substantially the same as the functions of the prior Board's Trust's Audit and Nominating and Corporate Governance Committees, respectively. The Board has also appointed a Fair Value Committee, which will be composed of at least one Board member and representatives of various fund services providers. The Fair Value Committee will be responsible for determining the fair value of securities for which current market quotations are not readily available.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee will meet periodically, as necessary.

•  Fair Value Pricing Committee. The Board has appointed a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. While the Board appointed the Committee on February 22, 2012, the Committee will not begin to operate until the administration activities for the Trust have converted to SEI Investments Global Funds Services, which is expected to take place in early April 2012. The Fair Value Pricing Committee will operate under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee will meet periodically, as necessary.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" (as that term is defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person.

•  Previous Board Committees. Prior to the structural changes made to the Board as a result of the Meeting, the Board had an audit committee, a valuation committee, and a nominating and corporate governance committee, each of which is comprised solely of the Trust's then-independent trustees. The prior audit committee made recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. The prior audit committee held two meetings during the Trust's last fiscal year.

The prior nominating and corporate governance committee was responsible for the selection and nomination of candidates to serve as trustees. The nominating and corporate governance committee did not have a stated policy for considering nominees recommended by shareholders. The prior nominating and corporate governance committee held three meetings during the Trust's last fiscal year.

The prior valuation committee was responsible for overseeing the valuation of the portfolio securities held by the Funds through the prior investment adviser's implementation of the Trust's procedures with respect to valuation of portfolio securities. The prior valuation committee met four times during the Trust's last fiscal year.

COMPENSATION OF TRUSTEES

Prior to February 2012, the Funds did not compensate Trustees of the Trust for the services they provide to the Funds. The Funds did reimburse Trustees for reasonable out-of-pocket expenses incurred in providing their services to the Trust.

Trustee compensation is determined by the Trustees. The Trustees will determine the level of compensation which the Independent Trustees will be paid for serving as Trustees to the Trust. The Trustees for the SEI Funds Complex, with the exception of the Interested Trustees, receive compensation from the funds within the SEI Funds Complex, and are also reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board and committee meetings.

EXECUTIVE OFFICERS

Officers of the Trust are appointed by the Board to oversee the day-to-day activities of each of the Funds. Information about the executive officers of the Trust, including their principal occupations during the past five years, is set forth below. Certain of these officers are also officers and/or employees of the Adviser, and certain of these officers are also officers and/or employees of U.S. Bancorp Fund Services, LLC, the administrator to the Funds. Unless otherwise stated, the address of each officer is c/o 200 East Twelfth Street, Jeffersonville, Indiana 47130.

Name and Age	Position (s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
EXECUTIVE OFFICERS

Timothy P. Clark Age: 56	President	Since May 2011	Chief Operating Officer, New Covenant Trust Company (2010 to present); Chief Operating Officer, Tri-Star Trust Bank (2000 to 2010); Vice President and Senior Trust Officer, Bank of Alma (1991 to 2000); Citizens Banking Corporation (1978 to 1991)

Joseph L. Heintzman Age: 61	Vice President	Since March 2008	Vice President, Director of Investment Management Operations, New Covenant Trust Company (2010 to present); Vice President, Finance, New Covenant Trust Company (2006 to 2010); Financial Advisor, Merrill Lynch (2005 to 2006), Senior Vice President & CFO, Hilliard Lyons Inc. (retail brokerage and wealth management) (1996 to 2004)

Russell Emery Age: 49 SIMC, One Freedom Valley Drive, Oaks, Pennsylvania 19456	Chief Compliance Officer	Since February 2012	Chief Compliance Officer of SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.

Keri E. Rohn Age: 31 SIMC, One Freedom Valley Drive, Oaks, Pennsylvania 19456	Anti-Money Laundering Compliance Officer	Since February 2012	Compliance Officer of SEI Investments Company, June 2003-present.

Jason Hadler 777 E. Wisconsin Avenue Milwaukee, WI 53202 Age: 36	Treasurer	Since May 2011	Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2003 to present)

Name and Age	Position (s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Scott Ostrowski 777 E. Wisconsin Avenue Milwaukee, WI 53202 Age: 31	Secretary and Assistant Treasurer	Since May 2011	Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2006 to present)

*  Each officer serves until his or her successor shall have been elected and qualified or until his or her earlier resignation.

Change of Shareholder Services Agreements

The sub-section titled "Shareholder Services Agreements" in the section titled "Other Service Providers" is hereby deleted and replaced with the following:

The Trust has adopted a shareholder servicing plan and agreement for the Funds (the "Shareholder Servicing Plan") with SEI Investments Distribution Co. ("SIDCo."). Under the Shareholder Servicing Plan, the SIDCo. may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; assisting clients in changing dividend options, account designations and addresses, providing sub-accounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Pursuant to its authority under the Shareholder Servicing Plan, SIDCo. has further entered into a shareholder service agreement with New Covenant Trust Company, N.A. ("NCTC") to provide certain shareholder services to the Funds and clients who may beneficially own Fund shares, including: responding to inquiries from clients concerning their investments in Fund shares; responding to client inquiries relating to the services performed by SIDCo. or any other service provider; assisting clients in changing account options, account designations and addresses; maintaining, or assisting the Trust in maintaining, accounts relating to clients that invest in Fund shares; providing information periodically to clients showing their positions in Fund shares; forwarding shareholder communications form the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; and providing such other similar services as the Trust, through SIDCo., may reasonably request to the extent that NCTC is permitted to do so under applicable laws or regulations.

Addition of Social Witness Services Agreement

The following disclosure is added directly above the sub-section titled "Custodian Services" in the section titled "Other Service Providers":

SOCIAL WITNESS SERVICES

In order to better ensure that the Funds continue to conform to their stated investment policy of making investment decisions consistent with the social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.), the Trust has entered into an agreement with NCTC pursuant to which NCTC will provide the Trust with certain services, including: compiling and providing a list of issuers in which the Funds will be prohibited from investing under the social-witness principles; providing services to the Funds to ensure that proxies are voted consistent with social-witness principles; seeking to place specific shareholder proposals onto the ballots of issuers' shareholder meetings from time to time and otherwise engaging issuers with respect to relevant matters. In addition, the agreement provides the Trust a license with respect to the use of the phrase "New Covenant Funds" and related symbols or logos.

Change of Custodian

At a meeting on February 22, 2012, the Board approved a change in custodians for the Funds. The conversion to the new custodians is expected to take place during March 2012. Effective upon the conversion, the sub-section titled "Custodian Services" in the section titled "Other Service Providers" shall be deleted and replaced with the following:

U.S. Bank National Association ("U.S. Bank"), located at 425 Walnut Street, Cincinnati, Ohio 45202, to acts as wire agent and custodian for the assets of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund. Brown Brothers Harriman & Co. ("BBH"), located at 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the New Covenant Growth Fund. U.S. Bank and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

Change of Administrator

At a meeting on February 22, 2012, the Board approved a change in administrator for the Funds. The conversion to the new administrator is expected to take place in April 2012. Effective upon the conversion, the sub-section titled "Administration Agreement and Fund Accounting Agreement" in the section titled "Other Service Providers" shall be deleted and replaced with the following:

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, serves as administrator to the funds and has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund, at the following annual rates:

Fund	Administration Fee
New Covenant Growth Fund	0.20%
New Covenant Income Fund	0.20%
New Covenant Balanced Growth Fund	0.20%
New Covenant Balanced Income Fund	0.20%

Change of Legal Counsel

The sub-section titled "Legal Counsel" in the section titled "Other Service Providers" is hereby deleted and replaced with the following:

Effective February 22, 2012, Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE